Equity Plans - Additional Information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	May 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercisable			$ 2.70	$ 0.09	$ 2.70
Qx Assumed Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compemsation arrangement stock options granted		18,134
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	5,044
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,195					7,195
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options outstanding			59,700,000		59,700,000
Intrinsic value of options exercisable			30,200,000		30,200,000
Rigetti Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense						$ 2,592,038	$ 2,780,618
Stock based compensation expense unrecognized			$ 3,514,982		3,514,982
Period for recognition of unrecognized stock based compensation expense			2 years 8 months 12 days			2 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 4,100,000
Rigetti Holdings [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Nonvested award, Excluding option, Cost not yet recognized, Amount			20,740,228		20,740,228
Rigetti Holdings [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement exercise price per share								$ 0.214
Share based compensation arrangement stock based compensation expense vested			90,000			$ 90,000
Empoyee stock ownership plan compensation expense			0
Stock based compensation expense			$ 1,499,571	$ 2,702,629	$ 2,592,038		$ 2,780,618
Rigetti Holdings [Member] | Equity Incentive Plan [Member] | Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement shares issued during period			29,029,706			29,011,572
Shares available for future grant	11,149,918		5,069,744		5,069,744	11,149,918
Share based compensation arrangement exercise price per share	$ 0.214		$ 0.214		$ 0.214	$ 0.214
Share based compemsation arrangement incremental stock based compensation expense			$ 234,479			$ 234,479
Share based compemsation arrangement vesting period			5 years			5 years
Share based compemsation arrangement expiration period			10 years			10 years
Rigetti Holdings [Member] | Equity Incentive Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compemsation arrangement stock options granted			6,736,961
Rigetti Holdings [Member] | Equity Incentive Plan [Member] | Restricted Stock Units | April 21, 2021 grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 2.87
Rigetti Holdings [Member] | Equity Incentive Plan [Member] | Restricted Stock Units | October 28, 2021 grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 4.44